Cover	12 Months Ended
Dec. 31, 2021
Entity Listings [Line Items]
Document Type	S-1
Entity Registrant Name	AEye, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818644